Consolidated Statements of Changes in Equity [Parenthetical] - $ / shares	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Consolidated Statements of Changes in Equity.
Declaration of cash dividends per share	$ 0.05	$ 0.12